Supplementary cash flow information	12 Months Ended
Sep. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
19.	Supplementary cash flow information

Net change in non-cash working capital items

	2011	2010	2009

Accounts receivable	$704,723	$(610,216)	$(561,518)
Prepaid expenses and other current assets	(13,625)	(237,222)	116,265
Accounts payable and accrued liabilities	(2,138,156)	(2,037,906)	163,927
Changes in deferred expenses	-	-	52,883
Changes in deferred revenue	(398,349)	107,069	(486,989)

	$(1,845,407)	$(2,778,275)	$(715,432)

Supplementary information

	2011	2010	2009

Interest paid	$5,599	$77,689	$152,697
Interest received	$-	$642	$7,241
Taxes paid	$-	$-	$-

Non-cash activities consist of:

Increase in accounts payable related to acquisition of equipment	$-	$23,883	$-
Increase in accounts payable related to acquisition of internal use software intangible asset	$30,114	$-	$-

Expiry of unexercised warrants	$-	$-	$4,961,826
Non-cash portion of common shares issued on exercise of options	$134,217	$14,811	$67,920